Schedule of Company’s Short-Term Investment (Details)	6 Months Ended
Dec. 31, 2025 CAD ($)
Entity Information [Line Items]
Increase Decrease In Fair Value Of Financial Instruments Due To Exchange Rate Changes	$ (396,521)
Short-term contracts [member]
Entity Information [Line Items]
Beginning Balance Of Short Term Investment	1,660,738
Addition to Short Term Investment	3,173,732
Dispositions Of Short Term Investment	(2,879,361)
Gain Loss On Short Term Investment	861,340
Unrealized Gain Loss On Change Of Fair Value Of Investments	540,051
Increase Decrease In Fair Value Of Financial Instruments Due To Exchange Rate Changes	45,702
Ending Balance Of Short Term Investment	3,402,202
Top End Energy Limited [Member] | Short-term contracts [member]
Entity Information [Line Items]
Beginning Balance Of Short Term Investment	78,554
Addition to Short Term Investment
Dispositions Of Short Term Investment	(36,817)
Gain Loss On Short Term Investment	(3,076)
Unrealized Gain Loss On Change Of Fair Value Of Investments	(8,603)
Increase Decrease In Fair Value Of Financial Instruments Due To Exchange Rate Changes	1,486
Ending Balance Of Short Term Investment	31,544
Mont Royal Resources Limited [Member] | Short-term contracts [member]
Entity Information [Line Items]
Beginning Balance Of Short Term Investment
Addition to Short Term Investment	1,197,644
Dispositions Of Short Term Investment	(426,106)
Gain Loss On Short Term Investment	90,772
Unrealized Gain Loss On Change Of Fair Value Of Investments	269,854
Increase Decrease In Fair Value Of Financial Instruments Due To Exchange Rate Changes	8,375
Ending Balance Of Short Term Investment	1,140,539
Desert Minerals Ltd [Member] | Short-term contracts [member]
Entity Information [Line Items]
Beginning Balance Of Short Term Investment
Addition to Short Term Investment	910,000
Dispositions Of Short Term Investment
Gain Loss On Short Term Investment
Unrealized Gain Loss On Change Of Fair Value Of Investments	91,470
Increase Decrease In Fair Value Of Financial Instruments Due To Exchange Rate Changes	4,700
Ending Balance Of Short Term Investment	1,006,170
US1 Critical Minerals Ltd [Member] | Short-term contracts [member]
Entity Information [Line Items]
Beginning Balance Of Short Term Investment
Addition to Short Term Investment	914,700
Dispositions Of Short Term Investment
Gain Loss On Short Term Investment
Unrealized Gain Loss On Change Of Fair Value Of Investments	274,410
Increase Decrease In Fair Value Of Financial Instruments Due To Exchange Rate Changes
Ending Balance Of Short Term Investment	1,189,110
Pinnacle Minerals Ltd [Member] | Short-term contracts [member]
Entity Information [Line Items]
Beginning Balance Of Short Term Investment
Addition to Short Term Investment	122,065
Dispositions Of Short Term Investment
Gain Loss On Short Term Investment
Unrealized Gain Loss On Change Of Fair Value Of Investments	(87,080)
Increase Decrease In Fair Value Of Financial Instruments Due To Exchange Rate Changes	(146)
Ending Balance Of Short Term Investment	34,839
Resolution Minerals Ltd [Member] | Short-term contracts [member]
Entity Information [Line Items]
Beginning Balance Of Short Term Investment	1,582,184
Addition to Short Term Investment	29,323
Dispositions Of Short Term Investment	(2,262,268)
Gain Loss On Short Term Investment	619,474
Unrealized Gain Loss On Change Of Fair Value Of Investments
Increase Decrease In Fair Value Of Financial Instruments Due To Exchange Rate Changes	31,287
Ending Balance Of Short Term Investment
Resolution Minerals Ltd Options [Member] | Short-term contracts [member]
Entity Information [Line Items]
Beginning Balance Of Short Term Investment
Addition to Short Term Investment
Dispositions Of Short Term Investment	(154,170)
Gain Loss On Short Term Investment	154,170
Unrealized Gain Loss On Change Of Fair Value Of Investments
Increase Decrease In Fair Value Of Financial Instruments Due To Exchange Rate Changes
Ending Balance Of Short Term Investment